Identified Intangible Assets - Summary of Changes in Identified Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Beginning balance, Cost	$ 9,335	$ 9,512
Beginning balance, Accumulated amortization/impairment	(3,472)	(2,169)
Beginning balance, Book value	5,863	7,343
Changes in book value:
Acquisitions/additions	114	78
Amortization	(1,509)	(1,539)
Impairment		(23)
Translation differences	(1)	4
Total changes	(1,396)	(1,480)
Ending balance, Cost	9,183	9,335
Ending balance, Accumulated amortization/impairment	(4,716)	(3,472)
Ending balance, Book value	$ 4,467	$ 5,863